Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	17,585,249	16,061,190
Common stock, shares outstanding	17,585,249	16,061,190
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Successor
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		150,000,000
Common stock, shares issued		16,061,190
Common stock, shares outstanding		16,061,190
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Predecessor
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized			1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding